Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Feb. 19, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Mar. 01, 2015
Class A and C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS A
Risk/Return:
Trading Symbol	CHUSX
Class A and C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS C
Risk/Return:
Trading Symbol	CHUCX
Class I Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS I
Risk/Return:
Trading Symbol	AFGIX
Class Z Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z
Risk/Return:
Trading Symbol	AFGZX